AMG River Road Small-Mid Cap Value Fund
Schedule of Portfolio Investments (unaudited)
July 31, 2021
	Shares	Value
Common Stocks - 95.1%
Communication Services - 1.9%
Liberty Latin America, Ltd., Class A*	137,852	$1,881,680
Liberty Latin America, Ltd., Class C*	227,335	3,144,043

Total Communication Services		5,025,723
Consumer Discretionary - 10.1%
Advance Auto Parts, Inc.	38,183	8,097,087
LKQ Corp.*	208,761	10,594,621
Murphy USA, Inc.	55,547	8,193,738

Total Consumer Discretionary		26,885,446
Consumer Staples - 8.1%
BJ's Wholesale Club Holdings, Inc.*,1	105,280	5,331,379
Hostess Brands, Inc.*,1	480,727	7,734,897
Ingles Markets, Inc., Class A	39,074	2,335,062
Molson Coors Beverage Co., Class B*	96,837	4,734,361
Whole Earth Brands, Inc.*	117,431	1,510,163

Total Consumer Staples		21,645,862
Energy - 2.2%
HollyFrontier Corp.	102,276	3,006,915
PBF Energy, Inc., Class A*,1	44,348	406,671
World Fuel Services Corp.	74,546	2,568,855

Total Energy		5,982,441
Financials - 17.6%
American Equity Investment Life Holding Co.	193,461	6,208,163
Axis Capital Holdings, Ltd. (Bermuda)	87,639	4,458,196
Cannae Holdings, Inc.*	286,147	9,514,388
CNA Financial Corp.	69,476	3,057,639
Fidelity National Financial, Inc.	175,677	7,836,951
Genworth Financial, Inc., Class A*	856,941	2,862,183
GoHealth, Inc., Class A*,1	322,902	2,841,538
White Mountains Insurance Group, Ltd.	9,116	10,315,392

Total Financials		47,094,450
Health Care - 5.7%
Computer Programs and Systems, Inc.	57,161	1,804,573
Haemonetics Corp.*	17,143	1,042,123
MEDNAX, Inc.*,1	56,229	1,637,389
Patterson Cos., Inc.	83,326	2,593,938
Premier, Inc., Class A	231,727	8,258,750

Total Health Care		15,336,773
Industrials - 29.2%
Air Transport Services Group, Inc.*	400,778	9,698,827
Argan, Inc.	99,631	4,478,413
Armstrong World Industries, Inc.	61,860	6,692,015
	Shares	Value

Atkore, Inc.*	52,262	$3,925,399
CACI International, Inc., Class A*	18,563	4,955,578
Colfax Corp.*,1	40,360	1,851,717
Comfort Systems USA, Inc.	72,672	5,432,232
CoreCivic, Inc., REIT *	399,030	4,102,028
Curtiss-Wright Corp.	27,952	3,306,722
GrafTech International, Ltd.	394,097	4,480,883
Harsco Corp.*	143,325	2,883,699
Huntington Ingalls Industries, Inc.	24,884	5,104,455
Nielsen Holdings PLC	211,449	5,009,227
SP Plus Corp.*	58,977	1,933,856
TriMas Corp.*	33,380	1,092,194
UniFirst Corp.	36,179	7,878,701
Univar Solutions, Inc.*	88,865	2,180,747
US Ecology, Inc.*	30,593	1,070,755
Viad Corp.*	40,532	1,858,392

Total Industrials		77,935,840
Information Technology - 14.3%
Alight, Inc., Class A*,1	440,907	4,148,935
Avaya Holdings Corp.*	332,047	8,042,178
CDK Global, Inc.	84,517	4,055,971
DXC Technology Co.*	100,855	4,032,183
ePlus, Inc.*	49,997	4,622,723
Ituran Location and Control, Ltd. (Israel)	57,256	1,453,730
NCR Corp.*	206,780	9,181,032
Vonage Holdings Corp.*	181,683	2,590,799

Total Information Technology		38,127,551
Materials - 1.7%
Axalta Coating Systems, Ltd.*	155,214	4,671,941
Real Estate - 0.8%
Newmark Group, Inc., Class A	155,499	2,002,827
Utilities - 3.5%
OGE Energy Corp.	83,423	2,815,526
Pinnacle West Capital Corp.	29,624	2,475,085
Vistra Corp.	216,959	4,154,765

Total Utilities		9,445,376

Total Common Stocks (Cost $206,476,922)		254,154,230

AMG River Road Small-Mid Cap Value Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value
Short-Term Investments - 5.7%
Joint Repurchase Agreements - 1.2%[2]
Citigroup Global Markets, Inc., dated 07/30/21, due 08/02/21, 0.060% total to be received $1,000,005 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 1.625% - 5.000%, 03/31/22 - 07/20/51, totaling $1,020,000)	$1,000,000	$1,000,000
Daiwa Capital Markets America, dated 07/30/21, due 08/02/21, 0.050% total to be received $1,000,004 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 6.500%, 09/16/21 - 08/01/51, totaling $1,020,000)	1,000,000	1,000,000
Morgan, Stanley & Co. LLC, dated 07/30/21, due 08/02/21, 0.050% total to be received $199,533 (collateralized by various U.S. Government Agency Obligations, 1.500% - 8.000%, 07/01/24 - 08/01/51, totaling $203,523)	199,532	199,532
RBC Dominion Securities, Inc., dated 07/30/21, due 08/02/21, 0.050% total to be received $1,000,004 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.250% - 7.500%, 04/15/24 - 04/01/53, totaling $1,020,000)	1,000,000	1,000,000

Total Joint Repurchase Agreements		3,199,532

	Shares	Value
Other Investment Companies - 4.5%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.03%[3]	4,012,661	$4,012,661
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 0.01%[3]	4,012,660	4,012,660
JPMorgan U.S. Government Money Market Fund, IM Shares, 0.03%[3]	4,134,256	4,134,256

Total Other Investment Companies		12,159,577

Total Short-Term Investments (Cost $15,359,109)		15,359,109
Total Investments - 100.8% (Cost $221,836,031)		269,513,339
Other Assets, less Liabilities - (0.8)%		(2,252,514)
Net Assets - 100.0%		$267,260,825

*	Non-income producing security.
[1]	Some of these securities, amounting to $12,849,322 or 4.8% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See below for more information.
[2]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.
[3]	Yield shown represents the July 31, 2021, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

REIT	Real Estate Investment Trust
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of July 31, 2021:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$254,154,230	—	—	$254,154,230
Short-Term Investments
Joint Repurchase Agreements	—	$3,199,532	—	3,199,532
Other Investment Companies	12,159,577	—	—	12,159,577
Total Investments in Securities	$266,313,807	$3,199,532	—	$269,513,339

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund's Schedule of Portfolio Investments.
For the period ended July 31, 2021, there were no transfers in or out of Level 3.

AMG River Road Small-Mid Cap Value Fund
Schedule of Portfolio Investments (continued)
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at July 31, 2021, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$12,849,322	$3,199,532	$9,869,662	$13,069,194
The following table summarizes the securities received as collateral for securities lending at July 31, 2021:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.000%-8.000%	08/15/21-02/15/51
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.